INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 57,115	$ 27,809
Loss carryforward	2,867	2,963
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	30,788	19,466
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	24,621	10,370
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	18,613	10,247
Property, equipment and intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(8,370)	(5,699)
Net deferred tax liabilities	(12,142)	(12,576)
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(3,681)	(2,799)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,604	727
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	356	992
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,357	3,080
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,506	2,160
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ (1,404)	$ (1,122)